UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
JULY 31, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%

	Shares	Value
BUSINESS SERVICES — 11.4%
Cognizant Technology Solutions, Cl A *	964,255	$67,372,497
Visa, Cl A	968,422	82,838,818

		150,211,315

CONSUMER DISCRETIONARY — 13.7%
Amazon.com *	267,287	59,476,703
Coach	54,917	3,545,442
Priceline.com *	108,172	58,158,676
Yum! Brands	1,109,448	58,601,043

		179,781,864

ENERGY — 7.1%
National Oilwell Varco	620,590	50,000,936
Southwestern Energy *	962,319	42,880,935

		92,881,871

FINANCIALS — 9.5%
CME Group, Cl A	234,276	67,750,276
T Rowe Price Group	1,007,525	57,227,420

		124,977,696

HEALTH CARE — 19.1%
Allergan	440,031	35,778,921
Celgene *	1,549,808	91,903,614
Illumina *	915,191	57,153,678
Intuitive Surgical *	163,304	65,411,417

		250,247,630

INDUSTRIALS — 6.5%
Expeditors International of Washington	964,341	46,018,352
Quanta Services *	2,134,252	39,526,347

		85,544,699

INFORMATION TECHNOLOGY — 17.7%
Apple *	193,453	75,539,527
First Solar *	324,133	38,322,245
Google, Cl A *	86,975	52,505,938
Oracle	2,180,102	66,667,519

		233,035,229

MATERIALS — 3.7%
Praxair	463,801	48,068,336

TELECOMMUNICATION SERVICES — 4.6%
American Tower, Cl A *	1,145,938	60,196,123

WIRELESS — 6.0%
Qualcomm	1,441,178	78,947,731

TOTAL COMMON STOCK (Cost $1,026,666,920)		1,303,892,494

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
JULY 31, 2011
(Unaudited)
SHORT-TERM INVESTMENT — 1.6%

	Shares	Value
Fidelity Institutional Money Market Funds — Prime Money Market Portfolio, Cl I, 0.070% (A) (Cost $20,833,555)	20,833,555	$20,833,555

TOTAL INVESTMENTS — 100.9% (Cost $1,047,500,475) †		$1,324,726,049

Percentages are based on Net Assets of $1,313,523,534.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2011.

Cl	— Class

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $1,047,500,475, and the unrealized appreciation and depreciation were $297,883,331 and $(20,657,757), respectively.
As of July 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820. For the quarter ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2011, there were no level 3 investments.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
EMC-AH-001-1200

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President
Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO

Date: September 28, 2011